Note 16 - Contingent Liabilities	3 Months Ended
Sep. 30, 2012
Contingencies Disclosure [Text Block]
Note 16 - Contingent Liabilities

Management of the Company has opted for the Company to self-insure against business and liability risks rather than purchase third party insurance coverage. Consequently the Company is exposed to financial losses or failure as a result of these risks.